Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 121,161	SFr 92,328	SFr 79,349	SFr 68,692
Interest-bearing deposits with banks	772	867
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	134,839	123,049
Securities received as collateral	32,564	28,511
Trading assets	165,150	190,737
Investment securities	2,489	3,090
Net loans	275,976	272,995
Premises and equipment	4,711	4,644
Goodwill	4,913	4,808
Other intangible assets	213	196
Brokerage receivables	33,431	34,542
Other assets	36,865	58,017
Total assets	819,861	820,805
Other investments	6,777	7,021
Liabilities and equity
Due to banks	22,800	21,054
Customer deposits	355,833	342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,930	48,971
Short-term borrowings	15,385	8,657
Long-term debt	193,315	197,608
Brokerage payables	39,852	39,452
Other liabilities	39,855	42,231
Total liabilities	777,550	775,787
Total shareholders' equity	41,897	44,382
Noncontrolling interests	414	636
Total equity	42,311	45,018	45,001	47,166
Total liabilities and equity	819,861	820,805
Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	2,491	5,799	4,950	5,358
Interest-bearing deposits with banks	3,520	70
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,363	105,469
Securities received as collateral	30,914	27,274
Trading assets	48,914	59,332
Investment securities	511	1,009
Net loans	12,809	15,433
Premises and equipment	990	899
Goodwill	756	731
Other intangible assets	179	152
Brokerage receivables	17,461	17,630
Other assets	13,119	26,842
Total assets	215,173	263,720
Other investments	1,146	3,080
Liabilities and equity
Due to banks	77	62
Customer deposits	8	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,900	77,028
Obligation to return securities received as collateral	30,914	27,274
Trading liabilities	10,125	11,097
Short-term borrowings	17,110	45,480
Long-term debt	41,481	39,127
Brokerage payables	28,706	28,399
Other liabilities	14,992	15,615
Total liabilities	198,313	244,083
Total shareholders' equity	17,006	19,396
Noncontrolling interests	(146)	241
Total equity	16,860	19,637
Total liabilities and equity	215,173	263,720
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	116,482	84,722	73,050	62,723
Interest-bearing deposits with banks	(403)	4,883
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	52,765	17,967
Securities received as collateral	1,650	1,237
Trading assets	116,442	131,764
Investment securities	1,681	1,689
Net loans	246,732	239,482
Premises and equipment	3,573	3,540
Goodwill	3,267	3,198
Other intangible assets	34	44
Brokerage receivables	15,968	16,910
Other assets	23,616	31,068
Total assets	587,149	540,211
Other investments	5,342	3,707
Liabilities and equity
Due to banks	22,989	21,398
Customer deposits	344,570	331,699
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(21,884)	(30,430)
Obligation to return securities received as collateral	1,650	1,237
Trading liabilities	34,826	37,957
Short-term borrowings	(1,725)	(36,823)
Long-term debt	145,844	152,967
Brokerage payables	11,146	11,053
Other liabilities	24,842	26,100
Total liabilities	562,258	515,158
Total shareholders' equity	23,676	24,010
Noncontrolling interests	1,215	1,043
Total equity	24,891	25,053
Total liabilities and equity	587,149	540,211
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	118,973	90,521	78,000	68,081
Interest-bearing deposits with banks	3,117	4,953
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,128	123,436
Securities received as collateral	32,564	28,511
Trading assets	165,356	191,096
Investment securities	2,192	2,698
Net loans	259,541	254,915
Premises and equipment	4,563	4,439
Goodwill	4,023	3,929
Other intangible assets	213	196
Brokerage receivables	33,429	34,540
Other assets	36,735	57,910
Total assets	802,322	803,931
Other investments	6,488	6,787
Liabilities and equity
Due to banks	23,066	21,460
Customer deposits	344,578	331,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,951	49,054
Short-term borrowings	15,385	8,657
Long-term debt	187,325	192,094
Brokerage payables	39,852	39,452
Other liabilities	39,834	41,715
Total liabilities	760,571	759,241
Total shareholders' equity	40,682	43,406
Noncontrolling interests	1,069	1,284
Total equity	41,751	44,690	44,641	43,632
Total liabilities and equity	802,322	803,931
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	938	942	917	795
Interest-bearing deposits with banks	5	5
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	4,173	4,092
Net loans	126	139
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	244	228
Total assets	50,239	52,201
Other investments	44,753	46,795
Liabilities and equity
Due to banks	2,943	2,152
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	300
Long-term debt	5,078	5,025
Brokerage payables	0	0
Other liabilities	321	342
Total liabilities	8,342	7,819
Total shareholders' equity	41,897	44,382
Noncontrolling interests	0	0
Total equity	41,897	44,382
Total liabilities and equity	50,239	52,201
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	1,250	865	SFr 432	SFr (184)
Interest-bearing deposits with banks	(2,350)	(4,091)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(289)	(387)
Securities received as collateral	0	0
Trading assets	(206)	(359)
Investment securities	(3,876)	(3,700)
Net loans	16,309	17,941
Premises and equipment	148	205
Goodwill	890	879
Other intangible assets	0	0
Brokerage receivables	2	2
Other assets	(114)	(121)
Total assets	(32,700)	(35,327)
Other investments	(44,464)	(46,561)
Liabilities and equity
Due to banks	(3,210)	(2,558)
Customer deposits	11,256	11,005
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(21)	(83)
Short-term borrowings	0	(300)
Long-term debt	912	489
Brokerage payables	0	0
Other liabilities	(300)	174
Total liabilities	8,637	8,727
Total shareholders' equity	(40,682)	(43,406)
Noncontrolling interests	(655)	(648)
Total equity	(41,337)	(44,054)
Total liabilities and equity	SFr (32,700)	SFr (35,327)